SUBSEQUENT EVENTS (Details) $ in Thousands	Feb. 20, 2024 shares	Jan. 04, 2024 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2023 shares
Net proceeds from issuance of ordinary shares and warrants | $			$ 1,849
Class A Ordinary Shares
Number of Shares in an ADS				2
Subsequent Event | PRP Consulting Group P.C.
Cash receivable from transfer account receivable portfolio | $		$ 700
Subsequent Event | American Depositary Shares
Number of Shares in an ADS	20
Percentage of ratio	0.10
Subsequent Event | Class A Ordinary Shares
Number of Shares in an ADS	20